SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) ¥ / $	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) Segment	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) ¥ / $	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 74,938			¥ 283,033	¥ 485,440	$ 73,896	¥ 478,682	¥ 75,382
Net current liability	915				¥ 5,930
Cash flows from operations	(27,038)	¥ (175,138)	¥ 490,381	259,033
Capital expenditures	$ 28,091	181,972
Noon buying rate | ¥ / $	6.4778				6.4778
Equity interest in equity method investment	100.00%				100.00%
Interest and other costs relating to construction capitalized	$ 212	1,376		¥ 2,496
Impairment on long-lived assets	3,570	23,125
Lease and management services revenue	81,078	525,208	¥ 511,591	¥ 498,556
Management services revenue	3,334	21,596	37,713	15,723
Revenue from technical services	3,311	21,449	20,777	13,243
Financing lease income	3,591	23,259	29,250	33,639
Medical equipment sales	962	6,234	7,552	1,963
Taxes and related surcharges	3,433	22,237	24,038	26,178
Advertising expenses	2,347	¥ 15,205	¥ 6,680	¥ 7,679
Fair value of derivative instruments	$ 106				¥ 688		¥ 33,663
Number of reporting segments | Segment			1
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	5 years	5 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	20 years	20 years
Prepaid Land Lease Rights [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Amortization period	49 years	49 years